Significant capital and funding transactions - Summary of Common Shares Issued (Detail) - CAD ($) shares in Thousands, $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2023	Jul. 31, 2022
Disclosure of classes of share capital [line items]
Issued in connection with share-based compensation plans			$ 4	$ 2
Purchased for cancellation		$ (1,338)		$ (4,444)
Common shares [member]
Disclosure of classes of share capital [line items]
Issued in connection with share-based compensation plans, shares	174	100	678	612
Issued in connection with dividend reinvestment plan, shares	5,355		9,959
Purchased for cancellation, shares		(10,445)		(33,016)
Increase (decrease) in number of ordinary shares issued, shares	5,529	(10,345)	10,637	(32,404)
Issued in connection with share-based compensation plans	$ 16	$ 8	$ 61	$ 50
Issued in connection with dividend reinvestment plan	670		1,291
Purchased for cancellation		(129)		(411)
Increase (decrease) in equity	$ 686	$ (121)	$ 1,352	$ (361)